Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

August 8, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Franklin U.S. Government Money Fund (the “Fund”)
CIK No. 0000038778; File No. 333-232496
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined Prospectus/Information Statement, dated August 2, 2019, and Statement of Additional Information, dated August 2, 2019, that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment was filed electronically with the U.S. Securities and Exchange Commission on August 2, 2019 (Accession No. 0001680359-19-000391).

Please direct any questions or comments relating to this certification to me at (215) 564-8149 or, in my absence, to Jamie M. Gershkow at (212) 404-0654.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esquire